Schedule of EBITDA Based Equity Awards (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Company EBITDA One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 1,000,000	$ 1,000,000
Restricted stock award percentage	2.00%	2.00%
Company EBITDA Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 3,000,000	$ 3,000,000
Restricted stock award percentage	3.00%	3.00%
Company EBITDA Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 5,000,000	$ 5,000,000
Restricted stock award percentage	4.00%	4.00%
Company EBITDA Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 10,000,000	$ 10,000,000
Restricted stock award percentage	5.00%	5.00%
Company EBITDA Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 20,000,000	$ 20,000,000
Restricted stock award percentage	6.00%	6.00%
Company EBITDA Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 30,000,000	$ 30,000,000
Restricted stock award percentage	7.00%	7.00%
Company EBITDA Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 50,000,000	$ 50,000,000
Restricted stock award percentage	8.00%	8.00%
Company EBITDA Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company EBITDA	$ 100,000,000	$ 100,000,000
Restricted stock award percentage	10.00%	10.00%